Related Party Disclosures	12 Months Ended
Dec. 31, 2018
RELATED PARTY DISCLOSURES
RELATED PARTY DISCLOSURES

29. RELATED PARTY DISCLOSURES

Related Party Transactions

The company enters into transactions with related parties in the normal course of business, which includes purchases of feedstock, distribution of refined products, and sale of refined products and byproducts. These transactions are with joint ventures and associated entities in the company's Refining and Marketing operations, including pipeline, refined product and petrochemical companies. A summary of the significant related party transactions as at and for the year ended December 31, 2018 and 2017 are as follows:

($ millions)	2018	2017

Sales(1)	723	590

Purchases	237	223

Accounts receivable	33	44

Accounts payable and accrued liabilities	15	28

(1)	Includes sales to Parachem Chemicals Inc. of $338 million (2017 – $301 million).

Compensation of Key Management Personnel

Compensation of the company's Board of Directors and members of the Executive Leadership Team for the years ended December 31 is as follows:

($ millions)	2018	2017

Salaries and other short-term benefits	15	12

Pension and other post-retirement benefits	5	5

Share-based compensation	32	49

	52	66